Consolidated Balance Sheet (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 3,886,000	$ 2,987,000	$ 18,027,000
Accounts receivable, net	4,597,000	5,916,000	4,677,000
Unbilled energy incentives earned	5,883,000	4,954,000	3,139,000
Prepaid expenses	6,144,000	4,409,000	2,039,000
Taxes recoverable	2,620,000	1,876,000	5,461,000
Total current assets	23,130,000	20,142,000	33,343,000
Total Assets	211,716,000	208,529,000	209,489,000
Property and equipment, net	163,131,000	161,793,000	160,358,000
Right of use asset	9,377,000	9,700,000
Goodwill	1,743,000	1,758,000	1,903,000
Restricted cash	5,027,000	6,598,000	8,554,000
Other receivable		1,272,000	2,045,000
Capitalized development cost and other long-term assets, net	9,308,000	7,266,000	3,286,000
Current liabilities
Accrued expenses	22,521,000	9,884,000	5,292,000
Income and franchise taxes payable	1,200,000	1,135,000	1,734,000
Deferred income	5,883,000	4,954,000	3,139,000
Right of use liability - Short Term	635,000	556,000
Green bonds, Convertible and non-convertible promissory notes, net	194,918,000	17,296,000	1,659,000
Accounts payable	11,854,000	14,438,000	12,441,000
Total current liabilities	237,011,000	48,263,000	24,265,000
Total Liabilities	258,731,000	229,358,000	192,897,000
Green bonds		149,481,000	147,238,000
Convertible and non-convertible promissory notes, net	11,476,000	21,281,000	20,769,000
Right of use liability - long term	8,710,000	8,872,000
Asset retirement obligations	1,534,000	1,461,000	625,000
Stockholders’ Deficit
Common stock value	305,000	305,000	305,000
Additional paid-in capital	52,006,000	52,006,000	51,943,000
Foreign Currency Translation Reserve	(26,000)	(612,000)	588,000
Accumulated deficit	(98,140,000)	(72,028,000)	(36,228,000)
Non-controlling interest	(1,160,000)	(500,000)	(16,000)
Total Shareholders’ Equity (Deficit)	(47,015,000)	(20,829,000)	16,592,000
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	211,716,000	208,529,000	209,489,000
Clean Earth Acquisitions Corp
Current assets
Cash	9,266	630,460	33,912
Prepaid expenses	259,034	298,172
Other receivable		7,462	189
Marketable securities held in Trust Account	86,038,091	235,586,028
Total current assets	86,306,391	236,522,122	34,101
Total Assets	86,306,391	236,522,122	737,180
Deferred offering costs			703,079
Total Non-current Assets			703,079
Other receivable
Current liabilities
Accrued expenses	688,939	613,653
Income and franchise taxes payable	31,215	849,331
Accrued legal expenses	992,045	572,307
Accounts payable	171,267	47,919
Accrued offering costs	542,981	542,981	588,126
Deferred underwriter fee payable	805,000	4,427,500
Total current liabilities	4,934,947	7,859,861	714,726
Total Liabilities	4,934,947	7,859,861	714,726
Green bonds
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock value
Additional paid-in capital			24,233
Accumulated deficit	(4,667,503)	(6,924,623)	(2,546)
Total Shareholders’ Equity (Deficit)	(4,666,647)	(6,923,767)	22,454
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	86,306,391	236,522,122	737,180
Clean Earth Acquisitions Corp | Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption
Common Stock Subject to Possible Redemption	86,038,091	235,586,028
Clean Earth Acquisitions Corp | Class A Ordinary Shares
Stockholders’ Deficit
Common stock value	89	89
Clean Earth Acquisitions Corp | Class B Ordinary Shares
Stockholders’ Deficit
Common stock value	767	767	767
Previously Reported
Current assets
Cash		2,987,000	18,027,000
Restricted cash		6,598,000	8,554,000
Current liabilities
Green bonds, Convertible and non-convertible promissory notes, net	194,918,000	17,296,000
Convertible and non-convertible promissory notes, net	11,476,000	170,762,000
Previously Reported | Clean Earth Acquisitions Corp
Current liabilities
Accrued expenses		2,035,291	1,600
Related Party | Clean Earth Acquisitions Corp
Current liabilities
Promissory note – related party	$ 1,703,500	$ 806,170	$ 125,000